Other Assets (Tables)	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Summary of Other Assets
Other assets at March 31, 2025 and 2024 consisted of the following:

	At March 31,
	2025	2024
	(In millions)
Prepaid expenses	¥157,925	¥146,203
Accrued income	877,090	802,738
Receivables from brokers, dealers and customers for securities transactions	3,290,628	2,491,023
Cash collateral provided for derivative and other financial transactions	1,856,606	2,932,046
Retirement benefit assets	513,068	542,479
Security deposits	80,575	78,746
Others	1,208,080	1,334,707

Total other assets	¥7,983,972	¥8,327,942